Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member]
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Cost	$ 1,271
Gross unrealized gains	126
Gross unrealized losses	92
Fair value	1,305
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	334
Gross unrealized losses	54
Fair value	280
Common shares [member]
Disclosure of financial assets [line items]
Cost	937
Gross unrealized gains	126
Gross unrealized losses	38
Fair value	$ 1,025